Annual Fund Operating Expenses (Vanguard FTSE All-World ex-US Index Fund Institutional)	Vanguard FTSE All-World ex-US Index Fund Vanguard FTSE All-World ex-US Index Fund - Institutional Shares 11/1/2013 - 10/31/2014	Vanguard FTSE All-World ex-US Index Fund Vanguard FTSE All-World ex-US Index Fund - Institutional Plus Shares 11/1/2013 - 10/31/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.08%	0.06%
12b-1 Distribution Fee	none	none
Other Expenses	0.04%	0.04%
Total Annual Fund Operating Expenses	0.12%	0.10%